Loans	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Disclosure of loans [text block]	18 – Loans The entire loan book presented includes loans classified at amortized cost, loans at fair value through other comprehensive income and loans at fair value through profit and loss. The below table gives an overview of the Group’s loan exposure by industry, and is based on the NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code of the counterparty. NACE is a standard European industry classification system. Loans by industry classification in € m. Dec 31, 2023 Dec 31, 2022 Agriculture, forestry and fishing 386 526 Mining and quarrying 3,130 2,679 Manufacturing 30,564 32,352 Electricity, gas, steam and air conditioning supply 4,734 5,103 Water supply, sewerage, waste management and remediation activities 486 725 Construction 4,494 4,494 Wholesale and retail trade, repair of motor vehicles and motorcycles 22,127 22,605 Transport and storage 5,617 6,067 Accommodation and food service activities 1,865 1,972 Information and communication 8,082 7,783 Financial and insurance activities 116,298 121,333 Real estate activities 50,793 49,671 Professional, scientific and technical activities 6,958 7,137 Administrative and support service activities 9,385 7,922 Public administration and defense, compulsory social security 6,131 5,977 Education 281 249 Human health services and social work activities 4,432 4,554 Arts, entertainment and recreation 1,072 1,180 Other service activities 5,624 5,778 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 216,056 221,099 Activities of extraterritorial organizations and bodies 0 1 Gross loans 498,516 509,208 (Deferred expense)/unearned income 1,675 131 Loans less (deferred expense)/unearned income 496,841 509,077 Less: Allowance for loan losses 5,208 4,848 Total loans 491,632 504,229